Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance
Reinsurance

9. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

	2011	2010
Ceded future policyholder benefits and expenses	$1,600,007	$1,574,843
Ceded unearned premium	19,856	20,043
Ceded claims and benefits payable	190,250	146,822
Ceded paid losses	9,954	2,980
Total	$1,820,067	$1,744,688

A key credit quality indicator for reinsurance recoverables is the A.M. Best financial strength ratings of the reinsurer. The A.M. Best ratings are an independent opinion of a reinsurer's ability to meet ongoing obligations to policyholders. The A.M. Best ratings for new reinsurance agreements where there is material credit exposure are reviewed at the time of execution. The A.M. Best ratings for existing reinsurance agreements are reviewed on a periodic basis, at least annually. The following table provides the reinsurance recoverable as of December 31, 2011 grouped by A.M. Best rating:

A. M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$908,610	$19,616	$182,918	$337	$1,111,481
A or A–	652,326	56	5,896	30	658,308
B++ or B+	38,715	184	179	—	39,078
Not rated	356	—	1,257	9,587	11,200
Reinsurance recoverable	$1,600,007	$19,856	$190,250	$9,954	$1,820,067

A.M. Best ratings for The Hartford and John Hancock Life Insurance Company ("John Hancock"), a subsidiary of Manulife Financial Corporation, the reinsurers with the largest reinsurance recoverable balances, are A and A+, respectively. A.M. Best currently maintains a stable outlook on the financial strength ratings of John Hancock and The Hartford. The total amount of recoverable for these two reinsurers is $1,711,936 as of December 31, 2011. Most of the assets backing reserves relating to reinsurance recoverables from these two counterparties are held in trust.

The effect of reinsurance on premiums earned and benefits incurred was as follows:

	Years Ended December 31,
	2011			2010			2009
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned Premiums and other considerations	$213,074	$835,861	$1,048,935	$228,876	$853,599	$1,082,475	$248,457	$909,099	$1,157,556
Premiums assumed	12,093	181,799	193,892	7,159	218,074	225,233	8,419	128,425	136,844
Premiums ceded	(176,115)	(13,530)	(189,645)	(179,703)	(11,758)	(191,461)	(190,555)	(11,333)	(201,888)
Net earned premiums other considerations	$49,052	$1,004,130	$1,053,182	$56,332	$1,059,915	$1,116,247	$66,321	$1,026,191	$1,092,512
Direct policyholder benefits	$461,651	$558,545	$1,020,196	$721,532	$557,884	$1,279,416	$492,058	$644,290	$1,136,348
Policyholder benefits assumed	28,666	171,506	200,172	22,476	198,254	220,730	28,667	114,577	143,244
Policyholder benefits ceded	(404,044)	(6,776)	(410,820)	(656,716)	(5,375)	(662,091)	(424,066)	(5,995)	(430,061)
Net policyholder benefits	$86,273	$723,275	$809,548	$87,292	$750,763	$838,055	$96,659	$752,872	$849,531

The Company had $810,555 and $968,020, respectively, of invested assets held in trusts or by custodians as of December 31, 2011 and 2010, respectively, for the benefit of others related to certain reinsurance arrangements.

The Company utilizes ceded reinsurance for loss protection and capital management, business dispositions and client risk.

Loss Protection and Capital Management

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims. Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To mitigate this risk, the Company has control procedures to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification.

Business Divestitures

The Company has used reinsurance to exit certain businesses.

In 2005, the Parent signed an agreement with Forethought Life Insurance Company whereby the Company agreed to discontinue writing new preneed insurance policies in the United States via independent funeral homes and funeral homes other than those owned and operated by Service Corporation International for a period of ten years.

In 2001, the Parent entered into a reinsurance agreement with The Hartford for the sale of the FFG division. In 2000, the Company divested its LTC operations to John Hancock. Assets supporting liabilities ceded relating to these businesses are mainly held in trusts and the separate accounts relating to FFG are still reflected in the Company's balance sheet. If the reinsurers became insolvent, we would be exposed to the risk that the assets in the trusts and/or the separate accounts would be insufficient to support the liabilities that would revert back to us. The reinsurance recoverable from The Hartford was $608,430 and $628,256 as of December 31, 2011 and 2010, respectively. The reinsurance recoverable from John Hancock was $1,103,506 and $1,012,208 as of December 31, 2011 and 2010, respectively.

The reinsurance agreement associated with the FFG sale also stipulates that The Hartford contribute funds to increase the value of the separate account assets relating to Modified Guaranteed Annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In addition, the Company would be responsible for administering this business in the event of reinsurer insolvency. We do not currently have the administrative systems and capabilities to process this business. Accordingly, we would need to obtain those capabilities in the event of an insolvency of one or more of the reinsurers of these businesses. We might be forced to obtain such capabilities on unfavorable terms with a resulting material adverse effect on our results of operations and financial condition.

As of December 31, 2011, we were not aware of any regulatory actions taken with respect to the solvency of the insurance subsidiaries of The Hartford or John Hancock that reinsure the FFG and LTC businesses, and the Company has not been obligated to fulfill any of such reinsurers' obligations.

John Hancock and The Hartford have paid their obligations when due and there have been no disputes.

On April 1, 2008, the Company and United Family Life Insurance Company ("UFLIC") amended an existing Agreement of Reinsurance (the"Agreement") between the two companies. Under the terms of the amendment, UFLIC will cede to the Company 100% of its remaining reinsured liabilities, as defined in the Agreement, on a coinsurance basis. No gain or loss was recognized as a result of this amendment to the Agreement, and the Company paid a ceding fee of $8,159 to UFLIC.